Fees Summary	Jun. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 250,000,000
Previously Paid Amount	0
Total Fee Amount	7,523.75
Total Offset Amount	0
Net Fee	$ 7,523.75
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A